Post-employment Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Post-employment Benefits
Schedule of actuarial assumptions-present value of defined benefit obligations

	2022	2021
Discount rate	10.2%	7.8%
Salary increase	5.2%	5.0%
Inflation rate	3.7%	3.5%

Schedule of reconciliation between defined benefit obligations and post-employment benefit liability (asset)

The reconciliation between defined benefit obligations and post-employment benefit liability in the consolidated statements of financial position as of December 31, 2022 and 2021, is presented as follows:

	As of December 31, 2022
			Seniority
	Pensions		Premiums		2022
Vested benefit obligations	Ps.	323,414	Ps.	261,857	Ps.	585,271
Unvested benefit obligations		403,549		288,413		691,962
Defined benefit obligations		726,963		550,270		1,277,233
Fair value of plan assets		459,618		46,147		505,765
Underfunded status of the plans	Ps.	267,345	Ps.	504,123	Ps.	771,468
Post-employment benefit liability	Ps.	267,345	Ps.	504,123	Ps.	771,468

	As of December 31, 2021
			Seniority
	Pensions		Premiums		2021
Vested benefit obligations	Ps.	560,723	Ps.	335,294	Ps.	896,017
Unvested benefit obligations		1,881,974		406,374		2,288,348
Defined benefit obligations		2,442,697		741,668		3,184,365
Fair value of plan assets		978,892		291,793		1,270,685
Underfunded status of the plans	Ps.	1,463,805	Ps.	449,875	Ps.	1,913,680
Post-employment benefit liability	Ps.	1,463,805	Ps.	449,875	Ps.	1,913,680

Schedule of the components of net periodic pension and seniority premium cost

	2022		2021
Service cost	Ps.	94,416	Ps.	175,648
Interest cost		99,889		193,313
Prior service cost for plan amendments		(7,070)		(40,124)
Interest on plan assets		(35,846)		(69,546)
Net periodic cost	Ps.	151,389	Ps.	259,291

Schedule of defined benefit obligations, plan assets and funded status

			Seniority
	Pensions		Premiums		2022		2021
Defined benefit obligations:
Beginning of year	Ps.	2,442,697	Ps.	741,668	Ps.	3,184,365	Ps.	3,276,400
Retirement of discontinued operation		(1,577,973)		(228,740)		(1,806,713)		—
Service cost		33,003		61,413		94,416		175,648
Interest cost		58,085		41,804		99,889		193,313
Benefits paid		(38,552)		(47,658)		(86,210)		(222,035)
Remeasurement of post-employment benefit obligations		(148,125)		(53,319)		(201,444)		(198,837)
Past service cost		(42,172)		35,102		(7,070)		(40,124)
End of year		726,963		550,270		1,277,233		3,184,365

Fair value of plan assets:
Beginning of year		978,892		291,793		1,270,685		1,195,749
Retirement of discontinued operation		(493,447)		(202,147)		(695,594)		—
Return on plan assets		29,423		6,423		35,846		69,546
Contributions		—		—		—		6,972
Remeasurement on plan assets		(34,669)		(8,656)		(43,325)		80,988
Benefits paid		(20,581)		(41,266)		(61,847)		(82,570)
End of year		459,618		46,147		505,765		1,270,685
Unfunded status of the plans	Ps.	267,345	Ps.	504,123	Ps.	771,468	Ps.	1,913,680

Schedule of changes in the net post-employment benefit liability and remeasurement adjustments

The changes in the net post-employment liability in the consolidated statements of financial position as of December 31, 2022 and 2021, are as follows:

			Seniority
	Pensions		Premiums		2022		2021
Net post-employment liability at beginning of year	Ps.	1,463,805	Ps.	449,875	Ps.	1,913,680	Ps.	2,080,651
Retirement of discontinued operation		(1,084,526)		(26,593)		(1,111,119)		—
Net periodic cost		19,493		131,896		151,389		259,291
Contributions		—		—		—		(6,972)
Remeasurement of post-employment benefits		(113,456)		(44,663)		(158,119)		(279,825)
Benefits paid		(17,971)		(6,392)		(24,363)		(139,465)
Net post-employment liability at end of year	Ps.	267,345	Ps.	504,123	Ps.	771,468	Ps.	1,913,680

The post-employment benefits as of December 31, 2022 and 2021, and remeasurements adjustments for the years ended December 31, 2022 and 2021, are summarized as follows:

	2022		2021
Pensions:
Defined benefit obligations	Ps.	726,963	Ps.	2,442,697
Plan assets		459,618		978,892
Unfunded status of plans		267,345		1,463,805
Remeasurements adjustments (1)		(113,456)		(327,898)

Seniority premiums:
Defined benefit obligations	Ps.	550,270	Ps.	741,668
Plan assets		46,147		291,793
Unfunded status of plans		504,123		449,875
Remeasurements adjustments (1)		(44,663)		48,073

(1)	On defined benefit obligations and plan assets.

Schedule of the weighted average assets allocation by assets category

	2022	2021
Equity securities (1)	36.1%	32.7%
Fixed rate instruments	63.9%	67.3%
Total	100.0%	100.0%

(1)	Included within plan assets at December 31, 2022 and 2021, are shares of the Company held by the trust with a fair value of Ps.23,865 and Ps.119,851, respectively.

Schedule of plan assets measured at fair value

The following table summarizes the Group’s plan assets measured at fair value on a recurring basis as of December 31, 2022 and 2021:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2022		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	23,865	Ps.	23,865	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		21,685		21,685		—		—
Money market securities (3)		255,588		255,588		—		—
Other equity securities		145,327		145,327		—		—
Total investment assets		446,465		446,465		—		—
Cash management		59,300		—		—		—
Total investment assets and cash management	Ps.	505,765	Ps.	446,465	Ps.	—	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2021		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	119,851	Ps.	119,851	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		115,185		115,185		—		—
Money market securities (3)		726,781		726,781		—		—
Other equity securities		308,868		308,868		—		—
Total investment assets	Ps.	1,270,685	Ps.	1,270,685	Ps.	—	Ps.	—

(1)	Common stocks are valued at the closing price reported on the active market on which the individual securities are traded. All common stock included in this line item relate to the Company’s CPOs.
(2)	Mutual funds consist of fixed rate instruments. These are valued at the net asset value provided by the administrator of the fund.
(3)	Money market securities consist of government debt securities, which are valued based on observable prices from the new issue market, benchmark quotes, secondary trading and dealer quotes.

Schedule of the weighted average durations of the defined benefit plans

	2022	2021
Seniority Premiums	8.7 years	9.0 years
Pensions	3.8 years	5.1 years